Investments In Affiliated Companies, Partnerships And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Current assets	$ 7,735,135	$ 6,355,181
Total assets	12,661,518	10,971,596
Current liabilities	5,976,438	5,311,168
Non-current liabilities	2,555,107	2,379,448
Shareholders' equity	4,129,598	3,277,540
Total liabilities and equity	12,661,518	10,971,596
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	368,866	327,961
Non-current assets	147,926	159,219
Total assets	516,792	487,180
Current liabilities	253,886	229,280
Non-current liabilities	59,468	66,165
Shareholders' equity	203,438	191,735
Total liabilities and equity	$ 516,792	$ 487,180